Accrued Expenses (Details) - USD ($) $ in Thousands	Apr. 02, 2022	Jan. 01, 2022	Dec. 26, 2020
Payables and Accruals [Abstract]
Sales tax payable	$ 4,376	$ 3,606	$ 1,325
Interest payable	5,189	2,741	4,833
Contingent consideration payable - short term		0	4,000
Other accrued liabilities	1,082	1,766	5,511
Employee compensation	12,300	13,857	6,703
Customer deposits and allowances	25,729	24,555	10,781
Income taxes	6,797	810	949
Short term lease liabilities	4,762	0
Other	5,632	6,777	3,064
Total	$ 65,867	$ 54,111	37,165
Deferred transaction costs			$ 3,337